Annual Total Returns - Franklin Emerging Market Debt Opportunities Fund [BarChart] - Franklin Emerging Market Debt Opportunities Fund-17 - Franklin Emerging Market Debt Opportunities Fund - Advisor Class
Dec. 01, 2020
Bar Chart Table:
Annual Return 2010	13.79%
Annual Return 2011	1.58%
Annual Return 2012	17.15%
Annual Return 2013	1.06%
Annual Return 2014	(0.83%)
Annual Return 2015	(2.38%)
Annual Return 2016	12.44%
Annual Return 2017	11.67%
Annual Return 2018	(1.21%)
Annual Return 2019	9.90%